UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2003

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
153783
3614171
SH

SOLE

3614171
0
0
Allstate Corp.
Common
020002101
144881
3966086
SH

SOLE

3966086
0
0
American Express Co.
Common
025816109
159179
3532602
SH

SOLE

3532602
0
0
American International Group Inc.
Common
026874107
128020
2218713
SH

SOLE

2218713
0
0
AOL Time Warner
Common
00184a105
99963
6615700
SH

SOLE

6615700
0
0
Apache Corp.
Common
037411105
1980
28560
SH

SOLE

28560
0
0
Automatic Data Process
Common
053015103
448
12495
SH

SOLE

12495
0
0
Bank of America Corp.
Common
060505104
883
11316
SH

SOLE

11316
0
0
Bank Of New York
Common
640571022
611
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6000
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
160
14000
SH

SOLE

14000
0
0
Blackrock Invt.Quality
Common
09247D105
252
18000
SH

SOLE

18000
0
0
Block H & R Inc.
Common
093671105
217
5018
SH

SOLE

5018
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
258
6136
SH

SOLE

6136
0
0
Bristol Myers Squibb
Common
110122108
401
15630
SH

SOLE

15630
0
0
Cendant Corp.
Common
151313103
224913
12033857
SH

SOLE

12033857
0
0
ChevronTexaco Corp
Common
166764100
99632
1394434
SH

SOLE

1394434
0
0
Chubb Corp.
Common
171232101
158986
2450459
SH

SOLE

2450459
0
0
Citigroup Inc.
Common
172967101
195935
4305307
SH

SOLE

4305307
0
0
Colgate Palmolive Co.
Common
194162103
487
8714
SH

SOLE

8714
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
155919
5260420
SH

SOLE

5260420
0
0
CVS Corp.
Common
126650100
164033
5281151
SH

SOLE

2785905
0
0
Devon Energy Corp.
Common
25179M103
125597
2606286
SH

SOLE

2606286
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
557
38912.387
SH

SOLE

38912.387
0
0
Dupont De Nemours & Co.
Common
263534109
138283
3456211
SH

SOLE

3456211
0
0
Emerson Electric
Common
291011104
175077
3325294
SH

SOLE

3325294
0
0
Exelon Corp.
Common
30161n101
167700
2640942
SH

SOLE

2640942
0
0
Exxon Mobil Corp.
Common
30231G102
318
8682
SH

SOLE

8682
0
0
Fannie Mae
Common
313586109
158755
2261474
SH

SOLE

2261474
0
0
FirstEnergy Corp
Common
337932107
134411
4213501
SH

SOLE

4213501
0
0
Fleet Boston Financial
Common
339030108
157084
5210079
SH

SOLE

5210079
0
0
Ford Motor Co.
Common
345370860
419
38889
SH

SOLE

38889
0
0
Freddie Mac
Common
313400301
440
8405
SH

SOLE

8405
0
0
Gannett Inc.
Common
364730101
128868
1661524
SH

SOLE

1661524
0
0
General Electric
Common
369604103
162565
5453387
SH

SOLE

5453387
0
0
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
676
15932
SH

SOLE

15932
0
0
Goldman Sachs Group
Common
38141G104
5283
62970
SH

SOLE

75070
0
0
HCA Inc.
Common
404119109
199504
5412488
SH

SOLE

5412488
0
0
Home Depot
Common
437076102
282
8839
SH

SOLE

8839
0
0
Honeywell
Common
438516106
102477
3889086
SH

SOLE

3889086
0
0
Imaging Diagnostic System
Common
45244w100
24
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
225
10650
SH

SOLE

10650
0
0
International Business Machines
Common
459200101
1810
20486
SH

SOLE

20486
0
0
J.P. Morgan Chase & Co.
Common
46625h100
556
16197
SH

SOLE

16197
0
0
John Hancock Financial Services
Common
41014S106
129632
3835281
SH

SOLE

3835281
0
0
Johnson & Johnson
Common
478160104
410
8274
SH

SOLE

8274
0
0
Kerr McGee Corp.
Common
492386107
144828
3244348
SH

SOLE

3244348
0
0
Liberty Media Corporation
Common
530718105
136140
13654961
SH

SOLE

13654961
0
0
Lilly (Eli) & Co.
Common
532457108
475
8000
SH

SOLE

8000
0
0
Limited Term NY Muni Fund
Common
771740107
99
30212
SH

SOLE

30212
0
0
Merck & Co., Inc.
Common
589331107
136156
2689765
SH

SOLE

2689765
0
0
Merrill Lynch
Common
590188108
119778
2237594
SH

SOLE

2235370
0
0
MGIC Investment
Common
552848103
162589
3122504
SH

SOLE

3122504
0
0
Minnesota Mining & Maufacturing Co.
Common
88579Y101
387
5600
SH

SOLE

5600
0
0
MuniEnhanced Fund
Common
626243109
253
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
639
43915.551
SH

SOLE

43915.551
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
379
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
280
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
149003
10605166
SH

SOLE

6732510
0
0
Oxford Health Plans
Common
691471106
151024
3655878
SH

SOLE

3655878
0
0
Pepsico Inc.
Common
713448108
240
5240
SH

SOLE

5240
0
0
Pfizer Inc.
Common
717081103
1235
40657
SH

SOLE

40657
0
0
Pitney Bowes Inc.
Common
724479100
158912
4146965
SH

SOLE

4146965
0
0
Prime Energy Corp.
Common
74158E104
213
20500
SH

SOLE

20500
0
0
Quadrex Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Royal Dutch Petroleum
NY Reg Gldr 5
780257804
225
5100
SH

SOLE

5100
0
0
Safeway Inc.
Common
786514208
97539
4251910
SH

SOLE

4251910
0
0
Tyco International Ltd.
Common
902124106
409
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
197
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Muni. Opptn.
Common
920935103
164
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
570
17584
SH

SOLE

17584
0
0
Viacom Inc. Class B
Class B
925524308
573
14970
SH

SOLE

14970
0
0
Walt Disney Productions
Common
254687106
274
13609
SH

SOLE

13609
0
0
Whirlpool Corp.
Common
963320106
102981
1519568
SH

SOLE

1519568
0
0
Wyeth
Common
983024100
303
6582
SH

SOLE

6582
0
0
YUM! Brands
Common
988498101
166979
5637372
SH

SOLE

5637372
0
0



















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	$5,020,736,452

List of Other Included Managers:

No.	13F File Number	Name

None